Restatement of comparatives - Schedule of material restatement of profit or loss and other comprehensive income (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of Detailed Information about Material Restatement of Profit or Loss and Other Comprehensive Income [Line Items]
Research and development expense (Amortisation)	$ (15,564,000)	$ (20,169,000)	$ (14,541,000)
General and administrative expense (foreign exchange impact)		(4,961,000)	(7,020,000)
Loss on revaluation of contingent consideration		(152,000)	(2,570,000)
Commercialisation expense	0	(127,000)	0
Loss before tax	(20,736,000)	(25,382,000)	(8,904,000)
Income tax benefit	271,000	368,000	484,000
Loss after tax	$ (20,465,180)	$ (25,014,055)	$ (8,420,000)
Impact on basic and diluted earnings per share increase/ (decrease) in earning per share
Basic loss for the year attributable to equity holders	$ (0.1123)	$ (0.1888)	$ (0.0716)
Diluted loss for the year attributable to equity holders	$ (0.1123)	$ (0.1888)	$ (0.0716)
Previously stated [member]
Disclosure of Detailed Information about Material Restatement of Profit or Loss and Other Comprehensive Income [Line Items]
Research and development expense (Amortisation)		$ (20,252,000)	$ (14,541,000)
General and administrative expense (foreign exchange impact)		(4,511,000)	(7,022,000)
Loss on revaluation of contingent consideration		(152,000)	(2,570,000)
Commercialisation expense		(127,000)
Loss before tax		(25,016,000)	(8,906,000)
Income tax benefit		368,000	484,000
Loss after tax		$ (24,648,000)	$ (8,422,000)
Impact on basic and diluted earnings per share increase/ (decrease) in earning per share
Basic loss for the year attributable to equity holders		$ (0.1861)	$ (0.0716)
Diluted loss for the year attributable to equity holders		$ (0.1861)	$ (0.0716)
Increase (decrease) due to corrections of prior period errors [Member]
Disclosure of Detailed Information about Material Restatement of Profit or Loss and Other Comprehensive Income [Line Items]
Research and development expense (Amortisation)		$ 83,000
General and administrative expense (foreign exchange impact)		(450,000)	$ 2,000
Loss before tax		(366,000)	2,000
Loss after tax		$ (366,000)	$ 2,000
Impact on basic and diluted earnings per share increase/ (decrease) in earning per share
Basic loss for the year attributable to equity holders		$ (0.0027)
Diluted loss for the year attributable to equity holders		$ (0.0027)